Sale of Freeline Therapeutics GmbH - Additional Information (Details) $ in Thousands		3 Months Ended
	Feb. 08, 2023 USD ($) Employees	Mar. 31, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of Freeline Therapeutics GmbH		$ 20,279
Restructuring charges		1,137
Prepaid Expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
FTE costs paid		2,600
Freeline Therapeutics Gmbh
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash purchase price	$ 25,218
Gain on sale of Freeline Therapeutics GmbH	20,279
Foreign currency translation losses	$ 200
Number of full-time employee equivalents | Employees	15
Committed payments under services agreement for remainder fiscal period		4,800
Committed payments under services agreement for for next year		$ 3,100
Freeline Therapeutics Gmbh | Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring charges	$ 7,900